Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
Deferred Financing Costs

January 1, 2011	$1,491,306
Additions	2,111,492
Amortization	(1,502,521)
December 31, 2011	$2,100,277
Additions	943,325
Amortization	(447,573)
December 31, 2012	$2,596,029